Right of Use Asset and Lease Liability - Schedule of right of use assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	$ 8,488
Ending balance	7,570	$ 8,488
Cost [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	17,581	17,302
Additions	432
Lease modification	117
Adjustment for change in variable payments based on rate or index		287
Foreign exchange	31	(8)
Ending balance	18,161	17,581
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	(9,093)	(6,329)
Depreciation	(1,480)	(2,771)
Foreign exchange	(18)	7
Ending balance	$ (10,591)	$ (9,093)